Summary Of Significant Accounting Policies (Estimated Useful Lives Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012 Buildings And Improvements [Member] years	Jan. 31, 2012 Fixtures And Equipment [Member] years	Jan. 31, 2012 Transportation Equipment [Member] years
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum, in years			3	3	3
Property, plant and equipment, maximum, in years			40	25	15
Land	$ 23,499	$ 24,386
Buildings and improvements	84,275	79,051
Fixtures and equipment	39,234	38,290
Transportation equipment	2,682	2,595
Construction in process	5,312	4,262
Property and equipment	155,002	148,584
Accumulated depreciation	(45,399)	(43,486)
Property and equipment, net	$ 109,603	$ 105,098